Investment Strategy	Jan. 08, 2026
VistaShares DIVBoost Dividend Leaders Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and capital appreciation. The Fund’s strategy involves: (1) investing (directly, indirectly or synthetically) in a basket of 20 to 40 U.S. large-cap companies that have increased their dividend yields consecutively for at least 25 years; and (2) generating option premiums from selling (writing) options on the Fund’s portfolio holdings (or economically correlated securities), indices focused on economically correlated securities, and ETFs focused on economically correlated securities. Additionally, the Fund will maintain an allocation to cash, money market funds or U.S. Treasuries to meet collateral requirements for derivatives transactions and to provide liquidity for operational purposes.

Equity Strategy

The Fund invests primarily in a portfolio of equity securities of large-capitalization companies that have increased their dividend yields consecutively for at least 25 years (the “Leaders Portfolio”). From all such securities, the Sub-Adviser will select the securities for inclusion in the Leaders Portfolio that it believes offers the most potential for attractive returns for the Fund based on factors, including dividend levels, size, liquidity, trading volume, and diversification. The selected securities are equally weighted within the portfolio. In addition, to a lesser extent, the Fund will invest in shares of other ETFs that provide the Fund with similar economic exposure to direct investments in portions of or all of, the Nobles Portfolio, when the Fund’s portfolio managers believe doing so is in the Fund’s interest.

On at least a quarterly basis, VistaShares Advisors LLC (the “Sub-Adviser”) reallocates the Leaders Portfolio holdings back to an equal weighting. The Portfolio is also reconstituted annually, meaning the investment universe is re-evaluated and the holdings are reset to add companies that meet the strategy’s criteria and remove those that no longer qualify.

The Sub-Adviser may also consider additional factors, including, but not limited to, compliance with applicable regulatory or tax requirements such as diversification and concentration limits under the 1940 Act and the Internal Revenue Code. The Sub-Adviser may further take into account considerations relating to sector exposure, market capitalization, liquidity, or overall risk characteristics when constructing the Leaders Portfolio.

Direct/Synthetic Investments: The Fund will invest in the securities of the companies in the Leaders Portfolio either directly, or indirectly (synthetically) through the use of options and swaps (as described below). Synthetic replication of the Leaders Portfolio does not include dividends.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of options or swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the strategy’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the particular underlying security that the Fund seeks to replicate synthetically.

Options Strategies – Seeking Premiums

Separately, the Fund employs an actively managed options overlay strategy designed to generate premiums. Generally speaking, the Fund sells (writes) options on (i) select underlying securities included in the Leaders Portfolio, (ii) options on indices that are composed of, or closely correlated with, securities in the Leaders Portfolio, and (iii) options on other ETFs that seek to track the performance of the a portfolio composed of, or closely correlated with, securities in the Leaders Portfolio (together, the “Underlying Securities”). The Fund receives premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions but do not always represent income, depending on the outcome of the overall options transaction. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk (i.e., the Fund may experience larger losses than if it invested directly in the Underlying Securities).

The options strategy most frequently utilized by the Fund is a covered call spread, which involves selling a call option while buying another at a higher strike price, with both profit and loss capped. See the prospectus section titled “Additional Information About the Fund” for a list of the options strategies that the Fund may utilize, together with a description of each strategy.

DIVBoost Target Distributions

As discussed above, the Fund’s options strategies are designed to generate option premiums to support cash distributions. The Fund has established a target distribution level equal to approximately double the annualized distribution yield of the Leaders Portfolio (the “DIVBoost Target”). For example, if the Leaders Portfolio’s aggregate annualized distribution yield is 4%, the Fund’s aim would be to make cash distributions at a rate of approximately 8%.

The DIVBoost Target is not a guarantee, nor does it represent a yield or total return. It is distinct from the Fund’s SEC yield, which reflects the Fund’s income based on standardized calculations and may be significantly lower than the DIVBoost Target. Actual distributions may be higher or lower than the DIVBoost Target depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the DIVBoost Target, distributions will reduce the Fund’s net asset value (“NAV”). Although stated as an annualized target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as ROC. ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Cash and Treasuries

The Fund will hold cash or short-term U.S. Treasury securities, as well as money market vehicles, including money market funds. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Characteristics

The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities and derivatives instruments that provide exposure to dividend paying securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

The Fund will seek to provide cash distributions at least monthly.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will achieve the DIVBoost Target with respect to any particular distribution or over any specific period of time. The Fund’s exposure to the Leaders Portfolio may significantly influence the Fund’s overall performance. If the value of the securities in the Leaders Portfolio declines, such losses may fully offset, or even exceed, the income generated by the portfolio, resulting in negative returns. The pursuit of income does not protect the Fund from losses associated with adverse movements in the Leaders Portfolio. To the extent the Fund’s performance is less than the DIVBoost Target, the Fund’s NAV will decrease as a result of distributions made in furtherance of the DIVBoost Target. A decline in the Fund’s NAV over time would reduce the total amount of each subsequent cash distribution.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities and derivatives instruments that provide exposure to dividend paying securities.
VistaShares DIVBoost Dividend Champions Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and capital appreciation. The Fund’s strategy involves: (1) investing (directly, indirectly or synthetically) in a basket of 20 to 40 U.S. companies drawn from the 1,500 largest stocks by market capitalization (with a minimum market capitalization of $2 billion) that have increased their dividend yields in each year for at least 50 consecutive years; and (2) generating options premiums from selling (writing) options on the Fund’s portfolio holdings (or economically correlated securities), indices focused on economically correlated securities, and ETFs focused on economically correlated securities. Additionally, the Fund will maintain an allocation to cash, money market funds or U.S. Treasuries to meet collateral requirements for derivatives transactions and to provide liquidity for operational purposes.

Equity Strategy

The Fund invests primarily in a portfolio of equity securities of companies included among the 1,500 largest U.S. stocks by market capitalization (with a minimum market capitalization of $2 billion) that have increased dividend yields in each year for at least 50 consecutive years. (the “Champions Portfolio”). From all such securities, the Sub-Adviser will select the securities for inclusion in the Champions Portfolio that it believes offers the most potential for attractive returns for the Fund based on factors, including dividend levels, size, liquidity, trading volume, and diversification. The selected securities are equally weighted within the portfolio. In addition, to a lesser extent, the Fund will invest in shares of other ETFs that provide the Fund with similar economic exposure to direct investments in portions of or all of the Champions Portfolio, when the Fund’s portfolio managers believe doing so is in the Fund’s interest.

On at least a quarterly basis, VistaShares Advisors LLC (the “Sub-Adviser”) reallocates the Champions Portfolio holdings back to an equal weighting. The Portfolio is also reconstituted annually, meaning the investment universe is re-evaluated and the holdings are reset to add companies that meet the strategy’s criteria and remove those that no longer qualify.

The Sub-Adviser may also consider additional factors, including, but not limited to, compliance with applicable regulatory or tax requirements such as diversification and concentration limits under the 1940 Act and the Internal Revenue Code. The Sub-Adviser may further take into account considerations relating to sector exposure, market capitalization, liquidity, or overall risk characteristics when constructing the Champions Portfolio.

Direct/Synthetic Investments: The Fund will invest in the securities of the companies in the Champions Portfolio either directly, or indirectly (synthetically) through the use of options and swaps (as described below). Synthetic replication of the Champions Portfolio does not include dividends.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of options or swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the strategy’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the particular underlying security that the Fund seeks to replicate synthetically.

Options Strategies – Seeking Premiums

Separately, the Fund employs an actively managed options overlay strategy designed to generate premiums. Generally speaking, the Fund sells (writes) options on (i) select underlying securities included in the Champions Portfolio, (ii) options on indices that are composed of, or closely correlated with, securities in the Champions Portfolio, and (iii) options on other ETFs that seek to track the performance of the a portfolio composed of, or closely correlated with, securities in the Champions Portfolio (together, the “Underlying Securities”). The Fund receives premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions but do not always represent income, depending on the outcome of the overall options transaction. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk (i.e., the Fund may experience larger losses than if it invested directly in the Underlying Securities).

The options strategy most frequently utilized by the Fund is a covered call spread, which involves selling a call option while buying another at a higher strike price, with both profit and loss capped. See the prospectus section titled “Additional Information About the Fund” for a list of the options strategies that the Fund may utilize, together with a description of each strategy.

DIVBoost Target Distributions

As discussed above, the Fund’s options strategies are designed to generate option premiums to support cash distributions. The Fund has established a target distribution level equal to approximately double the annualized distribution yield of the Champions Portfolio (the “DIVBoost Target”). For example, if the Champions Portfolio’s aggregate annualized distribution yield is 4%, the Fund’s aim would be to make cash distributions at a rate of approximately 8%.

The DIVBoost Target is not a guarantee, nor does it represent a yield or total return. It is distinct from the Fund’s SEC yield, which reflects the Fund’s income based on standardized calculations and may be significantly lower than the DIVBoost Target. Actual distributions may be higher or lower than the DIVBoost Target depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the DIVBoost Target, distributions will reduce the Fund’s net asset value (“NAV”). Although stated as an annualized target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as ROC. ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Cash and Treasuries

The Fund will hold cash or short-term U.S. Treasury securities, as well as money market vehicles, including money market funds. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Characteristics

The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities and derivatives instruments that provide exposure to dividend paying securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

The Fund will seek to provide cash distributions at least monthly.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will achieve the DIVBoost Target with respect to any particular distribution or over any specific period of time. The Fund’s exposure to the Champions Portfolio may significantly influence the Fund’s overall performance. If the value of the securities in the Champions Portfolio declines, such losses may fully offset, or even exceed, the income generated by the portfolio, resulting in negative returns. The pursuit of income does not protect the Fund from losses associated with adverse movements in the Champions Portfolio. To the extent the Fund’s performance is less than the DIVBoost Target, the Fund’s NAV will decrease as a result of distributions made in furtherance of the DIVBoost Target. A decline in the Fund’s NAV over time would reduce the total amount of each subsequent cash distribution.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities and derivatives instruments that provide exposure to dividend paying securities.
VistaShares DIVBoost Sector Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and capital appreciation. The Fund’s strategy involves: (1) investing (directly, indirectly or synthetically) in a basket of 50 equity securities, with the five highest dividend yields from each of ten equity sectors (excluding real estate); and (2) generating option premiums from selling (writing) options on the Fund’s portfolio holdings (or economically correlated securities), indices focused on economically correlated securities, and ETFs focused on economically correlated securities. Additionally, the Fund will maintain an allocation to cash, money market funds or U.S. Treasuries to meet collateral requirements for derivatives transactions and to provide liquidity for operational purposes.

Equity Strategy

The Fund invests primarily in a portfolio of 50 equity securities, with the five highest dividend yields from each of the following ten equity sectors represented by a broad universe of approximately 500 largest capitalization U.S. companies: Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, and Utilities. The real estate sector is excluded. The selected securities are equally weighted within the portfolio, referred to as the “Sector Portfolio.” In addition, to a lesser extent, the Fund will invest in shares of other ETFs that provide the Fund with similar economic exposure to direct investments in portions of or all of the Sector Portfolio, when the Fund’s portfolio managers believe doing so is in the Fund’s interest.

On at least a quarterly basis, VistaShares Advisors LLC (the “Sub-Adviser”) reallocates the Sector Portfolio holdings back to an equal weighting. The Portfolio is also reconstituted annually, meaning the investment universe is re-evaluated and the holdings are reset to add companies that meet the strategy’s criteria and remove those that no longer qualify.

The Sub-Adviser may also consider additional factors, including, but not limited to, compliance with applicable regulatory or tax requirements such as diversification and concentration limits under the 1940 Act and the Internal Revenue Code. The Sub-Adviser may further take into account considerations relating to market capitalization, liquidity, or overall risk characteristics when constructing the Sector Portfolio.

Direct/Synthetic Investments: The Fund will invest in the securities of the companies in the Sector Portfolio either directly, or indirectly (synthetically) through the use of options and swaps (as described below).

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of options or swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the strategy’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the particular underlying security that the Fund seeks to replicate synthetically.

Options Strategies – Seeking Premiums

Separately, the Fund employs an actively managed options overlay strategy designed to generate premiums. Generally speaking, the Fund sells (writes) options on the (i) select underlying securities included in the Sector Portfolio, (ii) options on indices that are composed of, or closely correlated with, securities in the Sector Portfolio, and (iii) options on other ETFs that seek to track the performance of the a portfolio composed of, or closely correlated with, securities in the Sector Portfolio (together, the “Underlying Securities”). The Fund receives premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions but do not always represent income, depending on the outcome of the overall options transaction. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk (i.e., the Fund may experience larger losses than if it invested directly in the Underlying Securities).

The options strategy most frequently utilized by the Fund is a covered call spread, which involves selling a call option while buying another at a higher strike price, with both profit and loss capped. See the prospectus section titled “Additional Information About the Fund” for a list of the options strategies that the Fund may utilize, together with a description of each strategy.

DIVBoost Target Distributions

As discussed above, the Fund’s options strategies are designed to generate option premiums to support cash distributions. The Fund has established a target distribution level equal to approximately double the annualized distribution yield of the Sector Portfolio (the “DIVBoost Target”). For example, if the Sector Portfolio’s aggregate annualized distribution yield is 4%, the Fund’s aim would be to make cash distributions at a rate of approximately 8%.

The DIVBoost Target is not a guarantee, nor does it represent a yield or total return. It is distinct from the Fund’s SEC yield, which reflects the Fund’s income based on standardized calculations and may be significantly lower than the DIVBoost Target. Actual distributions may be higher or lower than the DIVBoost Target depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the DIVBoost Target, distributions will reduce the Fund’s net asset value (“NAV”). Although stated as an annualized target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as ROC. ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Cash and Treasuries

The Fund will hold cash or short-term U.S. Treasury securities, as well as money market vehicles, including money market funds. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Characteristics

The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

The Fund will seek to provide cash distributions at least monthly.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will achieve the DIVBoost Target with respect to any particular distribution or over any specific period of time. The Fund’s exposure to the Sector Portfolio may significantly influence the Fund’s overall performance. If the value of the securities in the Sector Portfolio declines, such losses may fully offset, or even exceed, the income generated by the portfolio, resulting in negative returns. The pursuit of income does not protect the Fund from losses associated with adverse movements in the Sector Portfolio. To the extent the Fund’s performance is less than the DIVBoost Target, the Fund’s NAV will decrease as a result of distributions made in furtherance of the DIVBoost Target. A decline in the Fund’s NAV over time would reduce the total amount of each subsequent cash distribution.

VistaShares DIVBoost Utilities Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and capital appreciation. The Fund’s strategy involves: (1) investing (directly, indirectly or synthetically) in a portfolio of equity securities of large-capitalization companies, consisting of 20 to 40 or the largest U.S. Utility companies (measured by market capitalization); and (2) generating option premiums from selling (writing) options on the Fund’s portfolio holdings (or economically correlated securities), Utilities-related indices, and Utilities-focused ETFs. Additionally, the Fund will maintain an allocation to cash, money market funds or U.S. Treasuries to meet collateral requirements for derivatives transactions and to provide liquidity for operational purposes.

Equity Strategy

The Fund invests primarily in a portfolio of equity securities of large-capitalization companies, consisting of 20 to 40 or the largest U.S. Utility companies (measured by market capitalization), which are described below. The selected securities are equally weighted within the portfolio. The selected securities are equally weighted within the portfolio, referred to as the “Utilities Portfolio.” In addition, to a lesser extent, the Fund will invest in shares of other ETFs that provide the Fund with similar economic exposure to direct investments in portions of or all of the Utilities Portfolio, when the Fund’s portfolio managers believe doing so is in the Fund’s interest.

On at least a quarterly basis, VistaShares Advisors LLC (the “Sub-Adviser”) reallocates the Utilities Portfolio holdings back to an equal weighting. The Portfolio is also reconstituted annually, meaning the investment universe is re-evaluated and the holdings are reset to add companies that meet the strategy’s criteria and remove those that no longer qualify.

The Sub-Adviser may also consider additional factors, including, but not limited to, compliance with applicable regulatory or tax requirements such as diversification and concentration limits under the 1940 Act and the Internal Revenue Code. The Sub-Adviser may further take into account considerations relating to sector exposure, market capitalization, liquidity, or overall risk characteristics when constructing the Utilities Portfolio.

Direct/Synthetic Investments: The Fund will invest in the securities of the companies in the Utilities Portfolio either directly, or indirectly (synthetically) through the use of options and swaps (as described below).

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of options or swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the strategy’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the particular underlying security that the Fund seeks to replicate synthetically.

Options Strategies – Seeking Premiums

Separately, the Fund employs an actively managed options overlay strategy designed to generate premiums. Generally speaking, the Fund sells (writes) options on (i) select underlying securities included in the Utilities Portfolio, (ii) options on indices that are composed of, or closely correlated with, securities in the Utilities sector, and (iii) options on other ETFs that seek to track the performance of the Utilities sector (together, the “Underlying Securities”). The Fund receives premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions but do not always represent income, depending on the outcome of the overall options transaction. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk (i.e., the Fund may experience larger losses than if it invested directly in the Underlying Securities).

The options strategy most frequently utilized by the Fund is a covered call spread, which involves selling a call option while buying another at a higher strike price, with both profit and loss capped. See the prospectus section titled “Additional Information About the Fund” for a list of the options strategies that the Fund may utilize, together with a description of each strategy.

DIVBoost Target Distributions

As discussed above, the Fund’s options strategies are designed to generate option premiums to support cash distributions. The Fund has established a target distribution level equal to approximately double the annualized distribution yield of The Utilities Select Sector SPDR® Fund (“XLU”) (the “DIVBoost Target”). For example, if the XLU’s annualized distribution yield is 4%, the Fund’s aim would be to make cash distributions at a rate of approximately 8%.

The DIVBoost Target is not a guarantee, nor does it represent a yield or total return. It is distinct from the Fund’s SEC yield, which reflects the Fund’s income based on standardized calculations and may be significantly lower than the DIVBoost Target. Actual distributions may be higher or lower than the DIVBoost Target depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the DIVBoost Target, distributions will reduce the Fund’s net asset value (“NAV”). Although stated as an annualized target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as ROC. ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Cash and Treasuries

The Fund will hold cash or short-term U.S. Treasury securities, as well as money market vehicles, including money market funds. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Characteristics

The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

The Fund’s investments will be concentrated in the utilities industry or the group of industries that comprise the Utilities sector. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of the equity securities of Utilities Companies or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value. purposes of compliance with this investment policy, the Fund considers an issuer to be a “utilities company” if, based on a reasonable and consistently applied industry classification methodology (e.g., GICS, NAICS, or comparable systems), together with the company’s principal business description and public disclosures, the company is primarily engaged in one or more of the following activities:

●	Electric utilities, including the generation, transmission, and distribution of electricity to residential, commercial, and industrial customers.

●	Gas utilities, including the transmission, storage, distribution, and sale of natural gas to end users.

●	Water utilities, including the collection, treatment, and distribution of water, as well as wastewater services.

●	Multi-utilities, engaged in providing a combination of electric, gas, and/or water utility services.

●	Independent power producers and renewable electricity companies, including entities primarily involved in the generation and sale of electricity from renewable sources such as wind, solar, hydroelectric, geothermal, and biomass.

●	Other utility-related infrastructure and services classified as Utilities by the selected methodology, including regulated utility holding companies.

The Fund will seek to provide cash distributions at least monthly. The Fund is classified as non-diversified.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will achieve the DIVBoost Target with respect to any particular distribution or over any specific period of time. The Fund’s exposure to the Utilities Portfolio may significantly influence the Fund’s overall performance. If the value of the securities in the Utilities Portfolio declines, such losses may fully offset, or even exceed, the income generated by the portfolio, resulting in negative returns. The pursuit of income does not protect the Fund from losses associated with adverse movements in the Utilities Portfolio. To the extent the Fund’s performance is less than the DIVBoost Target, the Fund’s NAV will decrease as a result of distributions made in furtherance of the DIVBoost Target. A decline in the Fund’s NAV over time would reduce the total amount of each subsequent cash distribution.

XLU

XLU’s investment objective is to provide investment results that, before expenses, correspond generally to the price and yield performance of the Utilities Select Sector Index. XLU is an index-based ETF that invests, under normal circumstances, at least 95% of its total assets in the securities included in the Utilities Select Sector Index. The Utilities Select Sector Index is composed of companies in the utilities sector. These companies principally include electric utilities, multi-utilities, water utilities, independent power producers, and gas utilities. Under normal circumstances, substantially all of XLU’s assets will be invested in equity securities, including common stocks and other equity investments or ownership interests in business enterprises represented in the Utilities Select Sector Index. The Fund’s investments are primarily in large-capitalization U.S. companies.

You can find XLU’s prospectus and other information about the fund, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-08837 through the SEC’s website at www.sec.gov.

The information in this prospectus regarding XLU comes from its filings with the SEC. You are urged to refer to the SEC filings made by XLU and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of XLU’s business and financial prospects. The description of XLU’s principal investment strategies contained herein was taken directly from XLU’s prospectus, dated January 31, 2025.

This document relates only to the securities offered hereby and does not relate to the shares of XLU or other securities of XLU. The Fund has derived all disclosures contained in this document regarding XLU from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to XLU. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding XLU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of XLU (and therefore the price of XLU at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning XLU could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust III (the “Trust”), the Adviser, the Sub-Adviser or their respective affiliates makes any representation to you as to the performance of XLU.

NONE OF THE FUND, THE TRUST, THE ADVISER, OR THE SUB-ADVISER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH XLU, STATE STREET INVESTMENT MANAGEMENT (“SSIM”), OR THE SELECT SECTOR SPDR® TRUST (the “SSS Trust”).

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by SSIM or SSS Trust. Moreover, neither SSIM nor SSS Trust participated in the development of the Fund’s investment strategy. Neither SSIM nor SSS Trust selects or approves the Fund’s portfolio holdings, nor do either of them participate in the construction, design, or implementation of the Fund. Neither SSIM nor SSS Trust provides any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by SSIM or SSS Trust.

An investment in the Fund is NOT an investment in any security of SSIM or SSS Trust. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of the equity securities of Utilities Companies or derivatives instruments that provide exposure to those securities.
VistaShares DIVBoost High Yield Bond Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and capital appreciation. The Fund’s strategy involves: (1) investing (directly, indirectly or synthetically) in high-yield corporate bonds (“junk bonds”) and in exchange-traded funds (“ETFs”) that primarily invest in high-yield bonds; and (2) generating option premiums from selling (writing) options on high-yield bond-related indices and high-yield bond-focused ETFs. Additionally, the Fund will maintain an allocation to cash, money market funds or U.S. Treasuries to meet collateral requirements for derivatives transactions and to provide liquidity for operational purposes.

Bond Strategy

High-yield bonds are fixed-income securities rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by VistaShares Advisors LLC (the “Sub-Adviser”) to be of comparable quality. High-yield bonds are inherently speculative. These securities typically offer higher yields than investment-grade bonds, but carry greater risks, including increased credit risk and price volatility.

The Fund may invest directly in high-yield bonds across a range of industries, issuers, and maturities. The Fund may also obtain exposure through investments in other ETFs that primarily hold high-yield bonds and that provide diversified exposure to the U.S. high-yield bond market.

The Sub-Adviser evaluates investment opportunities based on factors such as credit quality, yield, maturity, duration, and overall fit within the Fund’s risk/return profile. In selecting among individual high-yield bonds and high-yield bond ETFs, the Sub-Adviser may consider market liquidity, relative value, and sector allocation. The combination of direct bond holdings and ETF investments provides the Fund with flexibility to manage liquidity, maintain diversified exposure, and efficiently adjust portfolio positioning in response to changing market conditions.

Direct/Synthetic Investments: The Fund will invest in the high-yield bonds directly, or indirectly (synthetically) through the use of options and swaps (as described below) on indices that track high-yield bonds or on other ETFs that primarily invest in high-yield bonds.

The Fund may utilize listed options on such indices and ETFs to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying index or ETF, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of the underlying exposure without direct ownership of the bonds themselves. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of options or swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the strategy’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular index, ETF, or other reference asset. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the particular underlying exposure that the Fund seeks to replicate synthetically.

Options Strategies – Seeking Premiums

Separately, the Fund employs an actively managed options overlay strategy designed to generate premiums. Generally speaking, the Fund sells (writes) options on (i) indices that track high-yield bonds or (ii) on other ETFs that primarily invest in high-yield bonds (together, the “Underlying Securities”). The Fund receives premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions but do not always represent income, depending on the outcome of the overall options transaction. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk (i.e., the Fund may experience larger losses than if it invested directly in the Underlying Securities).

The options strategy most frequently utilized by the Fund is a covered call spread, which involves selling a call option while buying another at a higher strike price, with both profit and loss capped. See the prospectus section titled “Additional Information About the Fund” for a list of the options strategies that the Fund may utilize, together with a description of each strategy.

DIVBoost Target Distributions

As discussed above, the Fund’s options strategies are designed to generate option premiums to support cash distributions. The Fund has established a target distribution level equal to approximately double the annualized distribution yield of iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”) (the “DIVBoost Target”). For example, if the HYG’s annualized distribution yield is 4%, the Fund’s aim would be to make cash distributions at a rate of approximately 8%.

The DIVBoost Target is not a guarantee, nor does it represent a yield or total return. It is distinct from the Fund’s SEC yield, which reflects the Fund’s income based on standardized calculations and may be significantly lower than the DIVBoost Target. Actual distributions may be higher or lower than the DIVBoost Target depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the DIVBoost Target, distributions will reduce the Fund’s net asset value (“NAV”). Although stated as an annualized target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as ROC. ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Cash and Treasuries

The Fund will hold cash or short-term U.S. Treasury securities, as well as money market vehicles, including money market funds. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Characteristics

The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of high yield bonds or derivatives instruments that provide exposure to high yield bonds. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

The Fund will seek to provide cash distributions at least monthly.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will achieve the DIVBoost Target with respect to any particular distribution or over any specific period of time. The Fund’s exposure to fixed-income securities may significantly influence the Fund’s overall performance. If the value of the Fund’s fixed-income securities portfolio declines, such losses may fully offset, or even exceed, the income generated by the options portfolio, resulting in negative returns. The pursuit of income does not protect the Fund from losses associated with adverse movements in its fixed-income securities portfolio. To the extent the Fund’s performance is less than the DIVBoost Target, the Fund’s NAV will decrease as a result of distributions made in furtherance of the DIVBoost Target. A decline in the Fund’s NAV over time would reduce the total amount of each subsequent cash distribution.

HYG

HYG seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index, which is composed of U.S. dollar-denominated, high yield corporate bonds issued in the United States. The Index is designed to broadly represent the liquid U.S. high yield bond market and is a modified market-value-weighted index that caps each issuer at 3%. As of February 28, 2025, the Index included approximately 1,226 constituents, with a significant portion represented by companies in the consumer goods and services sector. The composition of the Index is subject to change over time.

You can find HYG’s prospectus and other information about the fund, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-09729 through the SEC’s website at www.sec.gov.

The information in this prospectus regarding HYG comes from its filings with the SEC. You are urged to refer to the SEC filings made by HYG and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of HYG’s business and financial prospects. The description of HYG’s principal investment strategies contained herein was taken directly from HYG’s prospectus, dated June 27, 2025.

This document relates only to the securities offered hereby and does not relate to the shares of HYG or other securities of HYG. The Fund has derived all disclosures contained in this document regarding HYG from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to HYG. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding HYG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of HYG (and therefore the price of HYG at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning HYG could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust III (the “Trust”), the Adviser, the Sub-Adviser or their respective affiliates makes any representation to you as to the performance of HYG.

NONE OF THE FUND, THE TRUST, THE ADVISER, OR THE SUB-ADVISER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH HYG, BLACKROCK FUND ADVISORS (“BFA”), OR ISHARES TRUST (the “iShares Trust”).

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by BFA or iShares Trust. Moreover, neither BFA nor iShares Trust participated in the development of the Fund’s investment strategy. Neither BFA nor iShares Trust selects or approves the Fund’s portfolio holdings, nor do either of them participate in the construction, design, or implementation of the Fund. Neither BFA nor iShares Trust provides any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by BFA or iShares Trust.

An investment in the Fund is NOT an investment in any security of BFA or iShares Trust. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of high yield bonds or derivatives instruments that provide exposure to high yield bonds.
VistaShares DIVBoost REIT Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and capital appreciation. The Fund’s strategy involves: (1) investing (directly, indirectly or synthetically) in a portfolio of 20 to 40 or the largest publicly traded real estate investment trusts (REITs) (measured by market capitalization) and other ETFs that that primarily seek to track the performance of REITs (“REIT ETFs”); and (2) generating option premiums from selling (writing) options on the Fund’s portfolio holdings (or economically correlated securities), REIT-related indices, and REIT-focused ETFs. Additionally, the Fund will maintain an allocation to cash, money market funds or U.S. Treasuries to meet collateral requirements for derivatives transactions and to provide liquidity for operational purposes.

Equity Strategy

The Fund invests primarily in a portfolio of 20 to 40 or the largest publicly traded U.S. REITs (measured by market capitalization) and other REIT ETFs (the “REITs Portfolio”). The selected securities are equally weighted within the portfolio. In addition, to a lesser extent, the Fund will invest in shares of other ETFs that provide the Fund with similar economic exposure to direct investments in portions of or all of the REITs Portfolio, when the Fund’s portfolio managers believe doing so is in the Fund’s interest.

On at least a quarterly basis, VistaShares Advisors LLC (the “Sub-Adviser”) reallocates the REITs Portfolio holdings back to an equal weighting. The Portfolio is also reconstituted annually, meaning the investment universe is re-evaluated and the holdings are reset to add companies that meet the strategy’s criteria and remove those that no longer qualify.

The Sub-Adviser may also consider additional factors, including, but not limited to, compliance with applicable regulatory or tax requirements such as diversification and concentration limits under the 1940 Act and the Internal Revenue Code. The Sub-Adviser may further take into account considerations relating to sector exposure, market capitalization, liquidity, or overall risk characteristics when constructing the REITs Portfolio.

Direct/Synthetic Investments: The Fund will invest in the securities of the companies in the REITs Portfolio either directly, or indirectly (synthetically) through the use of options and swaps (as described below).

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of options or swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the strategy’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the particular underlying security that the Fund seeks to replicate synthetically.

Options Strategies – Seeking Premiums

Separately, the Fund employs an actively managed options overlay strategy designed to generate premiums. Generally speaking, the Fund sells (writes) options on (i) select underlying securities included in the REITs Portfolio, (ii) options on indices that are composed of, or closely correlated with, securities in the REITs Portfolio, and (iii) options on other ETFs that seek to track the performance of the a portfolio composed of, or closely correlated with, securities in the REITs Portfolio (together, the “Underlying Securities”). The Fund receives premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions but do not always represent income, depending on the outcome of the overall options transaction. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk ( i.e., the Fund may experience larger losses than if it invested directly in the Underlying Securities).

The options strategy most frequently utilized by the Fund is a covered call spread, which involves selling a call option while buying another at a higher strike price, with both profit and loss capped. See the prospectus section titled “Additional Information About the Fund” for a list of the options strategies that the Fund may utilize, together with a description of each strategy.

DIVBoost Target Distributions

As discussed above, the Fund’s options strategies are designed to generate option premiums to support cash distributions. The Fund has established a target distribution level equal to approximately double the annualized distribution yield of iShares U.S. Real Estate ETF (“IYR”) (the “DIVBoost Target”). For example, if the IYR’s annualized distribution yield is 4%, the Fund’s aim would be to make cash distributions at a rate of approximately 8%.

The DIVBoost Target is not a guarantee, nor does it represent a yield or total return. It is distinct from the Fund’s SEC yield, which reflects the Fund’s income based on standardized calculations and may be significantly lower than the DIVBoost Target. Actual distributions may be higher or lower than the DIVBoost Target depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the DIVBoost Target, distributions will reduce the Fund’s net asset value (“NAV”). Although stated as an annualized target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as ROC. ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Cash and Treasuries

The Fund will hold cash or short-term U.S. Treasury securities, as well as money market vehicles, including money market funds. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Characteristics

The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

The Fund’s investments will be concentrated in the real estate or the group of industries that comprise the real estate sector. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of the REITs Portfolio equity securities or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

The Fund will seek to provide cash distributions at least monthly. The Fund is classified as non-diversified.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will achieve the DIVBoost Target with respect to any particular distribution or over any specific period of time. The Fund’s exposure to the REITs Portfolio may significantly influence the Fund’s overall performance. If the value of the securities in the REITs Portfolio declines, such losses may fully offset, or even exceed, the income generated by the portfolio, resulting in negative returns. The pursuit of income does not protect the Fund from losses associated with adverse movements in the REITs Portfolio. To the extent the Fund’s performance is less than the DIVBoost Target, the Fund’s NAV will decrease as a result of distributions made in furtherance of the DIVBoost Target. A decline in the Fund’s NAV over time would reduce the total amount of each subsequent cash distribution.

IYR

IYR seeks to track the investment results of the Dow Jones U.S. Real Estate Capped Index (the “Underlying Index”), which measures the performance of the real estate sector of the U.S. equity market, as defined by S&P Dow Jones Indices LLC (“SPDJI”). The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by SPDJI) to a maximum of 10% of the Underlying Index. Additionally, the Underlying Index constrains at each quarterly review: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index constitute more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common contr.

You can find IYR’s prospectus and other information about the fund, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-09729 through the SEC’s website at www.sec.gov.

The information in this prospectus regarding IYR comes from its filings with the SEC. You are urged to refer to the SEC filings made by IYR and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of IYR’s business and financial prospects. The description of IYR’s principal investment strategies contained herein was taken directly from IYR’s prospectus, dated August 1, 2025.

This document relates only to the securities offered hereby and does not relate to the shares of IYR or other securities of IYR. The Fund has derived all disclosures contained in this document regarding IYR from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to IYR. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding IYR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of IYR (and therefore the price of IYR at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning IYR could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust III (the “Trust”), the Adviser, the Sub-Adviser or their respective affiliates makes any representation to you as to the performance of IYR.

NONE OF THE FUND, THE TRUST, THE ADVISER, OR THE SUB-ADVISER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH IYR, BLACKROCK FUND ADVISORS (“BFA”), OR ISHARES TRUST (the “iShares Trust”).

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by BFA or iShares Trust. Moreover, neither BFA nor iShares Trust participated in the development of the Fund’s investment strategy. Neither BFA nor iShares Trust selects or approves the Fund’s portfolio holdings, nor do either of them participate in the construction, design, or implementation of the Fund. Neither BFA nor iShares Trust provides any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by BFA or iShares Trust.

An investment in the Fund is NOT an investment in any security of BFA or iShares Trust. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of the REITs Portfolio equity securities or derivatives instruments that provide exposure to those securities.
VistaShares DIVBoost Energy Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and capital appreciation. The Fund’s strategy involves: (1) investing (directly, indirectly or synthetically) in a portfolio of 20 to 40 or the largest energy companies (measured by market capitalization), which are described more below; and (2) generating option income through an options portfolio, by collecting premiums from selling (writing) options on the Fund’s portfolio holdings (or economically correlated securities), energy company-related indices, and energy-focused ETFs. Additionally, the Fund will maintain an allocation to cash, money market funds or U.S. Treasuries to meet collateral requirements for derivatives transactions and to provide liquidity for operational purposes.

As described more below, while the Fund generally views its receipt of options premiums as “income,” such premiums may instead represent return of capital (“ROC”), depending on whether the particular options transaction, considered as a whole, results in a gain (income) or a loss (ROC).

Equity Strategy

The Fund invests primarily in a portfolio of 20 to 40 or the largest energy companies (measured by market capitalization) (the “Energy Portfolio”). The selected securities are equally weighted within the portfolio. In addition, to a lesser extent, the Fund will invest in shares of other ETFs that provide the Fund with similar economic exposure to direct investments in portions of or all of the Energy Portfolio, when the Fund’s portfolio managers believe doing so is in the Fund’s interest.

On at least a quarterly basis, VistaShares Advisors LLC (the “Sub-Adviser”) reallocates the Energy Portfolio holdings back to an equal weighting. The Portfolio is also reconstituted annually, meaning the investment universe is re-evaluated and the holdings are reset to add companies that meet the strategy’s criteria and remove those that no longer qualify.

The Sub-Adviser may also consider additional factors, including, but not limited to, compliance with applicable regulatory or tax requirements such as diversification and concentration limits under the 1940 Act and the Internal Revenue Code. The Sub-Adviser may further take into account considerations relating to sector exposure, market capitalization, liquidity, or overall risk characteristics when constructing the Energy Portfolio.

Direct/Synthetic Investments: The Fund will invest in the securities of the companies in the Energy Portfolio either directly, or indirectly (synthetically) through the use of options and swaps (as described below).

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of options or swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the strategy’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the particular underlying security that the Fund seeks to replicate synthetically.

Options Strategies – Seeking Premiums

Separately, the Fund employs an actively managed options overlay strategy designed to generate premiums. Generally speaking, the Fund sells (writes) options on (i) select underlying securities included in the Energy Portfolio, (ii) options on indices that are composed of, or closely correlated with, securities in the Energy Portfolio, and (iii) options on other ETFs that seek to track the performance of the a portfolio composed of, or closely correlated with, securities in the Energy Portfolio (together, the “Underlying Securities”). The Fund receives premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions but do not always represent income, depending on the outcome of the overall options transaction. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk (i.e., the Fund may experience larger losses than if it invested directly in the Underlying Securities).

The options strategy most frequently utilized by the Fund is a covered call spread, which involves selling a call option while buying another at a higher strike price, with both profit and loss capped. See the prospectus section titled “Additional Information About the Fund” for a list of the options strategies that the Fund may utilize, together with a description of each strategy.

DIVBoost Target Distributions

As discussed above, the Fund’s options strategies are designed to generate option premiums to support cash distributions. The Fund has established a target distribution level equal to approximately double the annualized distribution yield of The Energy Select Sector SPDR Fund (“XLE”) (the “DIVBoost Target”). For example, if the XLE’s annualized distribution yield is 4%, the Fund’s aim would be to make cash distributions at a rate of approximately 8%.

The DIVBoost Target is not a guarantee, nor does it represent a yield or total return. It is distinct from the Fund’s SEC yield, which reflects the Fund’s income based on standardized calculations and may be significantly lower than the DIVBoost Target. Actual distributions may be higher or lower than the DIVBoost Target depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the DIVBoost Target, distributions will reduce the Fund’s net asset value (“NAV”). Although stated as an annualized target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as ROC. ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Cash and Treasuries

The Fund will hold cash or short-term U.S. Treasury securities, as well as money market vehicles, including money market funds. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Characteristics

The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

The Fund’s investments will be concentrated in the energy industry or the group of industries that comprise the energy sector. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities of energy companies or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value. For purposes of compliance with this investment policy, the Fund Adviser considers an issuer to be an “energy company” if, based on a reasonable and consistently applied industry classification methodology (e.g., GICS, NAICS, or comparable systems), together with the company’s principal business description and public disclosures, the company is primarily engaged in one or more of the following activities:

●	Exploration and production of oil, natural gas, natural gas liquids, and other consumable fuels (including coal).

●	Midstream operations, such as gathering, processing, fractionation, transportation, storage, pipelines, and LNG liquefaction/regasification.

●	Refining & marketing and integrated energy businesses.

●	Energy equipment & services, including drilling, well services, seismic, engineering/construction, field services, and manufacturers of equipment used primarily for hydrocarbon extraction, processing, or transport.

●	Commodity marketing/trading and royalty/mineral interests, including MLPs and royalty trusts focused on energy commodities.

●	Lower-carbon/renewable fuels and related supply chain, such as biofuels, renewable diesel/SAF, renewable natural gas, hydrogen production/transport/storage, and carbon capture, utilization, and storage (CCUS), to the extent classified as Energy by the selected methodology.

The Fund will seek to provide cash distributions at least monthly. The Fund is classified as non-diversified.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will achieve the DIVBoost Target with respect to any particular distribution or over any specific period of time. The Fund’s exposure to the Energy Portfolio may significantly influence the Fund’s overall performance. If the value of the securities in the Energy Portfolio declines, such losses may fully offset, or even exceed, the income generated by the portfolio, resulting in negative returns. The pursuit of income does not protect the Fund from losses associated with adverse movements in the Energy Portfolio. To the extent the Fund’s performance is less than the DIVBoost Target, the Fund’s NAV will decrease as a result of distributions made in furtherance of the DIVBoost Target. A decline in the Fund’s NAV over time would reduce the total amount of each subsequent cash distribution.

XLE

XLE’s seeks to track the performance of the Energy Select Sector Index by employing a replication strategy, generally investing in substantially all of the securities represented in the Index in approximately the same proportions. Under normal circumstances, XLE invests substantially all, but at least 95%, of its total assets in the securities comprising the Index, and shareholders will receive at least 60 days’ notice prior to any material change in this investment policy. XLE may also hold cash, cash equivalents, or money market instruments, including money market funds advised by State Street Investment Management, XLE’s investment adviser. The Index consists of companies classified as Energy companies under the Global Industry Classification Standard (GICS®), including issuers in the oil, gas and consumable fuels industry, as well as energy equipment and services.

You can find XLE’s prospectus and other information about the fund, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-08837 through the SEC’s website at www.sec.gov.

The information in this prospectus regarding XLE comes from its filings with the SEC. You are urged to refer to the SEC filings made by XLE and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of XLE’s business and financial prospects. The description of XLE’s principal investment strategies contained herein was taken directly from XLE’s prospectus, dated January 31, 2025.

This document relates only to the securities offered hereby and does not relate to the shares of XLE or other securities of XLE. The Fund has derived all disclosures contained in this document regarding XLE from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to XLE. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding XLE is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of XLE (and therefore the price of XLE at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning XLE could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust III (the “Trust”), the Adviser, the Sub-Adviser or their respective affiliates makes any representation to you as to the performance of XLE.

NONE OF THE FUND, THE TRUST, THE ADVISER, OR THE SUB-ADVISER ARE AFFILIATED, CONNECTED, OR ASSOCIATED WITH XLE, STATE STREET INVESTMENT MANAGEMENT (“SSIM”), OR THE SELECT SECTOR SPDR® TRUST (the “SSS Trust”).

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by SSIM or SSS Trust. Moreover, neither SSIM nor SSS Trust participated in the development of the Fund’s investment strategy. Neither SSIM nor SSS Trust selects or approves the Fund’s portfolio holdings, nor do either of them participate in the construction, design, or implementation of the Fund. Neither SSIM nor SSS Trust provides any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by SSIM or SSS Trust.

An investment in the Fund is NOT an investment in any security of SSIM or SSS Trust. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities of energy companies or derivatives instruments that provide exposure to those securities.